Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,432	$2,403
Restricted assets (included in other assets - others)	163	131
	$2,595	$2,534